Equity-based compensation (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangements [Abstract]
Unvested (in shares)	5.6	5.4
Granted (in shares)	1.8	1.8
Vested (in shares)	(2.1)	(1.1)
Forfeited (in shares)	(0.1)	(0.2)
Unvested (in shares)	5.2	5.9